Rate Matters	12 Months Ended
Dec. 31, 2012
Rate Matters

3. RATE MATTERS

Our subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. Our recent significant rate orders and pending rate filings are addressed in this note.

OPCo Rate Matters

Ohio Electric Security Plan Filing

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. OPCo collected the 2009 annualized revenue increase over the last nine months of 2009. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018. The PUCO's March 2009 order was appealed to the Supreme Court of Ohio, which issued an opinion and remanded certain issues back to the PUCO.

In October 2011, the PUCO issued an order in the remand proceeding. As a result, OPCo ceased collection of POLR billings in November 2011 and recorded a write-off in 2011 related to POLR collections for the period June 2011 through October 2011. In February 2012, the Ohio Consumers' Counsel and the IEU filed appeals of that order with the Supreme Court of Ohio challenging various issues, including the PUCO's refusal to order retrospective relief concerning the POLR charges collected during 2009 – 2011 and various aspects of the approved environmental carrying charge, which, if ordered, could reduce OPCo's net deferred fuel costs up to the total balance. As of December 31, 2012, OPCo's net deferred fuel balance was $519 million, excluding unrecognized equity carrying costs. A decision from the Supreme Court of Ohio is pending.

In January 2011, the PUCO issued an order on the 2009 SEET filing, which resulted in a write-off in 2010 and a subsequent refund to customers during 2011. The IEU and the Ohio Energy Group filed appeals with the Supreme Court of Ohio challenging the PUCO's SEET decision. In December 2012, the Supreme Court of Ohio issued an order which rejected all of the intervenors' challenges and affirmed the PUCO decision.

The 2009 SEET order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another similar project by the end of 2013.

In July 2011, OPCo filed its 2010 SEET filing with the PUCO based upon the approach in the PUCO's 2009 order. Subsequent testimony and legal briefs from intervenors recommended a refund of up to $62 million of 2010 earnings, which included off-system sales in the SEET calculation. In December 2011, the PUCO staff filed testimony that recommended a $23 million refund of 2010 earnings. OPCo provided a reserve based upon management's estimate of the probable amount for a PUCO ordered SEET refund. OPCo is required to file its 2011 SEET filing with the PUCO on a separate CSPCo and OPCo company basis. The PUCO approved OPCo's request to file the 2011 SEET one month after the PUCO issues an order on the 2010 SEET. Management does not currently believe that there were significantly excessive earnings in 2011 for either CSPCo or OPCo and in 2012 for OPCo.

Management is unable to predict the outcome of the unresolved litigation discussed above. If these proceedings result in adverse rulings, it could reduce future net income and cash flows and impact financial condition.

January 2012 – May 2016 ESP as Rejected by the PUCO

In December 2011, the PUCO approved an ESP modified stipulation which established a SSO pricing for generation. Various parties filed for rehearing with the PUCO requesting that the PUCO reconsider adoption of the modified stipulation. In February 2012, the PUCO issued an entry on rehearing which rejected the modified stipulation and ordered a return to the 2011 ESP rates. Those rates remained in effect until the new ESP was approved in August 2012. See the “June 2012 – May 2015 ESP Including Capacity Charge” section below.

As a result of the PUCO's rejection of the modified stipulation, OPCo reversed a $35 million obligation to contribute to the Partnership with Ohio and the Ohio Growth Fund and an $8 million regulatory asset for 2011 storm damage, both originally recorded in 2011.

As directed by the February 2012 order, OPCo filed revised tariffs with the PUCO to implement the provisions of the 2011 ESP. Included in the revised tariffs was the Phase-In Recovery Rider (PIRR) to recover deferred fuel costs as authorized under the 2009 – 2011 ESP order. In March 2012, the PUCO issued an order that directed OPCo to file new revised tariffs removing the PIRR and stated that its recovery would be addressed in a future proceeding. OPCo implemented the new revised tariffs in March 2012. In March 2012, OPCo resumed recording a weighted average cost of capital return on the deferred fuel balance in accordance with the 2009 - 2011 ESP order. OPCo also filed a request for rehearing of the March 2012 order relating to the PIRR, which the PUCO denied but provided that all of the substantive concerns and issues raised would be addressed in a separate PIRR docket.

In August 2012, the PUCO ordered implementation of PIRR rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. The August 2012 order was upheld on rehearing by the PUCO in October 2012. In November 2012, OPCo filed an appeal at the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated ESP order, which granted a weighted average cost of capital rate. The IEU and the Ohio Consumers' Counsel also filed appeals at the Supreme Court of Ohio in November 2012 arguing that the PUCO should have reduced the deferred fuel balance to reflect the prior “improper” collection of POLR revenues and reduced carrying costs due to an accumulated deferred income tax credit. See the “2009 – 2011 ESP” section above. These appeals could reduce OPCo's net deferred fuel balance up to the total balance, which would reduce future net income and cash flows. A decision from the Supreme Court of Ohio is pending.

June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that establishes base generation rates through May 2015, adopted a 12% earnings threshold for the SEET and allowed the continuation of the fuel adjustment clause. Further, the ESP established a non-bypassable Distribution Investment Rider effective September 2012 through May 2015 to recover, with certain caps, post-August 2010 distribution investment. The ESP also maintained recovery of several previous ESP riders and required OPCo to contribute $2 million per year during the ESP to the Ohio Growth Fund. In addition, the PUCO approved a storm damage recovery mechanism.

As part of the ESP decision, the PUCO ordered OPCo to conduct an energy-only auction for 10% of the SSO load with delivery beginning six months after the receipt of final orders in both the ESP and corporate separation cases and extending through May 2015. The PUCO also ordered OPCo to conduct energy-only auctions for an additional 50% of the SSO load with delivery beginning June 2014 through May 2015 and for the remaining 40% of the SSO load for delivery from January 2015 through May 2015. OPCo will conduct energy and capacity auctions for its entire SSO load for delivery starting in June 2015.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the Reliability Pricing Model (RPM) price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day. The RPM price is approximately $20/MW day through May 2013. In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio.

As part of the August 2012 PUCO ESP order, the PUCO established a non-bypassable Retail Stability Rider (RSR), effective September 2012. The RSR is intended to provide approximately $500 million over the ESP period and will be collected from customers at $3.50/MWh through May 2014 and $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the deferred capacity costs. As of December 31, 2012, OPCo recorded $66 million of incurred deferred capacity costs, including debt carrying costs, in Regulatory Assets on the balance sheet. In August 2012, the IEU filed an action with the Supreme Court of Ohio stating, among other things, that OPCo's collection of its capacity costs is illegal. In September 2012, OPCo and the PUCO filed motions to dismiss the IEU's action. If OPCo is ultimately not permitted to fully collect its deferred capacity costs, it would reduce future net income and cash flows and impact financial condition. A decision from the Supreme Court of Ohio is pending.

In January 2013, the PUCO issued its Order on Rehearing for the ESP which generally upheld its August 2012 order including the implementation of the RSR. The PUCO clarified that a final reconciliation of revenues and costs would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket. If OPCo is ultimately not permitted to fully collect its ESP rates, including the RSR, it would reduce future net income and cash flows and impact financial condition.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation of OPCo's generation assets including the transfer of OPCo's generation assets at net book value to AEPGenCo. AEPGenCo will also assume the associated generation liabilities. In December 2012, the PUCO granted the IEU and Ohio Consumers' Counsel requests for rehearing for the purpose of further consideration and those requests remain pending.

Also in October 2012, filings at the FERC were submitted related to corporate separation. See the “Corporate Separation and Termination of Interconnection Agreement” section below under FERC Rate Matters. Our results of operations related to generation in Ohio will be largely determined by prevailing market conditions.

2011 Ohio Distribution Base Rate Case

In December 2011, the PUCO approved a stipulation which provided for no change in distribution rates and a new rider for a $15 million annual credit to residential ratepayers due principally to the inclusion of the rate base distribution investment in the Distribution Investment Rider (DIR) as approved in December 2011 by the modified stipulation in the ESP proceeding. However, when the February 2012 PUCO order rejected the ESP modified stipulation, collection of the DIR terminated. In August 2012, the PUCO approved a new DIR as part of the June 2012 – May 2015 ESP proceeding. The DIR is capped at $86 million in 2012, $104 million in 2013, $124 million in 2014 and $52 million for the period January through May 2015, for a total of $366 million.

Storm Damage Recovery Rider (SDRR)

In December 2012, OPCo submitted an application with the PUCO to establish initial SDRR rates. The SDRR seeks recovery of 2012 incremental storm distribution expenses over twelve months starting with the effective date of the SDRR as approved by the PUCO. If the PUCO extends recovery beyond twelve months and/or does not commence cost recovery by April 2013, OPCo requested approval of a weighted average cost of capital carrying charge, effective April 2013. As of December 31, 2012, OPCo recorded $62 million in Regulatory Assets on the balance sheet related to 2012 storm damage. If OPCo is not ultimately permitted to recover these storm costs, it would reduce future net income and cash flows and impact financial condition.

2009 Fuel Adjustment Clause Audit

The PUCO selected an outside consultant to conduct an audit of OPCo's FAC for 2009. The outside consultant provided its audit report to the PUCO. In January 2012, the PUCO ordered that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo's under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. OPCo recorded a $30 million net favorable adjustment on the statement of income in the second quarter of 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers. Management is unable to predict the outcome of any future consultant recommendation. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant's review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

In August 2012, intervenors filed with the Supreme Court of Ohio claiming the settlement credit ordered by the PUCO should have reflected the remaining gain not already flowed through the FAC with carrying charges, which, if ordered, would be $35 million plus carrying charges. If the Supreme Court of Ohio ultimately determines that additional amounts should benefit ratepayers, it could reduce future net income and cash flows and impact financial condition.

2010 and 2011 Fuel Adjustment Clause Audits

The PUCO-selected outside consultant issued its 2010 and 2011 FAC audit reports which included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balance and determine whether the carrying costs on the balance should be net of accumulated income taxes. As of December 31, 2012, the amount of OPCo's carrying costs that could potentially be reduced due to the accumulated income tax issue is estimated to be approximately $36 million, including $19 million of unrecognized equity carrying costs. These amounts include the carrying costs exposure of the 2009 FAC audit, which has been appealed by an intervenor to the Supreme Court of Ohio. Decisions from the PUCO are pending. Management is unable to predict the outcome of these proceedings. If the PUCO orders result in a reduction to the FAC deferral, it would reduce future net income and cash flows and impact financial condition.

Ormet Interim Arrangement

OPCo and Ormet, a large aluminum company, filed an application with the PUCO for approval of an interim arrangement governing the provision of generation service to Ormet. This interim arrangement was approved by the PUCO and was effective from January 2009 through September 2009. In March 2009, the PUCO approved a FAC in the ESP filing and the FAC aspect of the ESP order was upheld by the Supreme Court of Ohio. The approval of the FAC as part of the ESP, together with the PUCO approval of the interim arrangement, provided the basis to record a regulatory asset for the difference between the approved market price and the rate paid by Ormet. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. In November 2009, OPCo requested that the PUCO approve recovery of the deferral under the interim agreement plus a weighted average cost of capital carrying charge. The deferral amount is included in OPCo's FAC phase-in deferral balance. In the 2009 – 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related regulatory asset and requested that the PUCO prevent OPCo from collecting the Ormet-related revenues in the future. The PUCO did not take any action on this request. The intervenors raised the issue again in response to OPCo's November 2009 filing to approve recovery of the deferral under the interim agreement. This issue remains pending before the PUCO. If OPCo is not ultimately permitted to fully recover its requested deferrals under the interim arrangement, it would reduce future net income and cash flows and impact financial condition.

Special Rate Mechanism for Ormet

In October 2012, the PUCO issued an order approving a delayed payment plan for Ormet of its October and November 2012 power billings totaling $27 million to be paid in equal monthly installment over the period January 2014 to May 2015 without interest. In the event Ormet does not pay the $27 million, the PUCO permitted OPCo to recover the unpaid balance, up to $20 million, in the economic development rider. To the extent unpaid amounts exceed $20 million, it will reduce future net income and cash flows.

Ohio IGCC Plant

In March 2005, OPCo filed an application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. As of December 31, 2012, OPCo has collected $24 million in pre-construction costs authorized in a June 2006 PUCO order. Intervenors have filed motions with the PUCO requesting all collected pre-construction costs be refunded to Ohio ratepayers with interest.

Management cannot predict the outcome of these proceedings concerning the Ohio IGCC plant or what effect, if any, these proceedings would have on future net income and cash flows. However, if OPCo is required to refund pre-construction costs collected, it could reduce future net income and cash flows and impact financial condition.

SWEPCo Rate Matters

Turk Plant

SWEPCo constructed the Turk Plant, a new base load 600 MW pulverized coal ultra-supercritical generating unit in Arkansas, which was placed into service in December 2012. SWEPCo owns 73% (440 MW) of the Turk Plant and operates the completed facility. As of December 31, 2012, excluding costs attributable to its joint owners and a $62 million provision for a Texas capital costs cap, SWEPCo has capitalized approximately $1.7 billion of expenditures, including AFUDC and capitalized interest of $328 million and related transmission costs of $120 million.

The APSC granted approval for SWEPCo to build the Turk Plant by issuing a Certificate of Environmental Compatibility and Public Need (CECPN) for the 88 MW SWEPCo Arkansas jurisdictional share of the Turk Plant. Following an appeal by certain intervenors, the Arkansas Supreme Court issued a decision that reversed the APSC's grant of the CECPN. In June 2010, in response to the Arkansas Supreme Court's decision, the APSC issued an order which reversed and set aside the previously granted CECPN. This portion of the Turk Plant output is currently not subject to cost-based rate recovery and is being sold into the SPP market.

The PUCT approved a Certificate of Convenience and Necessity (CCN) for the Turk Plant with the following conditions: (a) a cap on the recovery of jurisdictional capital costs for the Turk Plant based on the previously estimated $1.522 billion projected construction cost, excluding AFUDC and related transmission costs, (b) a cap on recovery of annual CO2 emission costs at $28 per ton through the year 2030 and (c) a requirement to hold Texas ratepayers financially harmless from any adverse impact related to the Turk Plant not being fully subscribed to by other utilities or wholesale customers. SWEPCo appealed the PUCT's order contending the two cost cap restrictions are unlawful. The Texas Industrial Energy Consumers (TIEC) filed an appeal contending that the PUCT's grant of a conditional CCN for the Turk Plant should be revoked because the Turk Plant is unnecessary to serve retail customers. The Texas District Court and the Texas Court of Appeals affirmed the PUCT's order in all respects. In April 2012, SWEPCo and TIEC filed petitions for review at the Supreme Court of Texas. The Supreme Court of Texas has requested full briefing from the parties.

If SWEPCo cannot recover all of its investment and expenses related to the Turk Plant, it would reduce future net income and cash flows and impact financial condition.

2012 Texas Base Rate Case

In July 2012, SWEPCo filed a request with the PUCT to increase annual base rates by $83 million, primarily due to the Turk Plant, based upon an 11.25% return on common equity to be effective January 2013. The requested base rate increase included a return on and of the Texas jurisdictional share (approximately 33%) of the Turk Plant generation investment as of December 2011, total Turk Plant related estimated transmission investment costs and associated operation and maintenance costs. The filing also (a) increased depreciation expense due to the decrease in the average remaining life of the Welsh Plant to account for the change in the retirement date of the Welsh Plant Unit 2 from 2040 to 2016, (b) proposed increased vegetation management expenditures and (c) included a return on and of the Stall Unit as of December 2011 and associated operations and maintenance costs.

In September 2012, an Administrative Law Judge issued an order that granted the establishment of SWEPCo's existing rates as temporary rates beginning in late January 2013, subject to true-up to the final PUCT-approved rates.

In December 2012, several intervenors, including the PUCT staff, filed testimony that recommended an annual base rate increase between $16 million and $51 million based upon a return on common equity between 9.0% and 9.55%. In addition, two intervenors recommended that the Turk Plant be excluded from rate base. A decision from the PUCT is expected in the second quarter of 2013. If the PUCT does not approve full cost recovery of SWEPCo's assets, it would reduce future net income and cash flows and impact financial condition.

Louisiana 2012 Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and a hearing was conducted. The settlement provided that SWEPCo would increase Louisiana total rates by approximately $2 million annually, effective March 2013, consisting of an increase in base rates of approximately $85 million annually offset by a decrease in fuel rates of approximately $83 million annually. The proposed March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit, subject to refund based on the staff review of the cost of service and prudence review of the Turk Plant to be initiated by SWEPCo no later than May 2013. The settlement also provided that the LPSC will review base rates in 2014 and 2015 and that SWEPCo will recover all non-fuel Turk Plant costs and a full weighted-average cost of capital return on the Turk Plant portion of rate base beginning January 2013. A decision from the LPSC is expected in the first quarter of 2013.

Flint Creek Plant Environmental Controls

In February 2012, SWEPCo filed a petition with the APSC seeking a declaratory order to install environmental controls at the Flint Creek Plant to comply with the standards established by the CAA. The estimated cost of the project is $408 million, excluding AFUDC and company overheads. As a joint owner of the Flint Creek Plant, SWEPCo's portion of those costs is estimated at $204 million. As of December 31, 2012, SWEPCo has incurred $11 million related to this project, including AFUDC and company overheads. The APSC staff and the Sierra Club filed testimony that recommended the APSC deny the requested declaratory order. A hearing is scheduled for March 2013. If SWEPCo is not ultimately permitted to recover its incurred costs, it would reduce future net income and cash flows.

APCo and WPCo Rate Matters

Plant Transfers

In October 2012, the AEP East Companies submitted several filings with the FERC. See the “Corporate Separation and Termination of Interconnection Agreement” section of FERC Rate Matters. In December 2012, APCo and WPCo filed requests with the Virginia SCC and the WVPSC for approval to transfer at net book value to APCo a two-thirds interest in Amos Plant, Unit 3 and a one-half interest in the Mitchell Plant, comprising 1,647 MW of average annual generating capacity presently owned by OPCo. Hearings at the Virginia SCC and the WVPSC are scheduled for April 2013 and July 2013, respectively. If the transfers are approved, APCo and WPCo anticipate seeking cost recovery when they file their next base rate cases.

Virginia Fuel Filing

In April 2012, APCo filed an application with the Virginia SCC for an annual increase in fuel revenues of $117 million to be effective June 2012. The filing included forecasted costs for the 15-month period ended August 2013 and requested recovery of APCo's anticipated unrecovered fuel balance as of May 2012 over a two-year period commencing in June 2012. The non-incremental portion of APCo's forecasted and deferred wind purchased power costs were reflected in APCo's filing. In June 2012, the Virginia SCC approved the application as filed.

Environmental Rate Adjustment Clause (Environmental RAC)

In November 2011, the Virginia SCC issued an order which approved APCo's Environmental RAC recovery of $30 million to be collected over one year beginning in February 2012 but denied recovery of certain environmental costs. As a result, in 2011, APCo recorded a pretax write-off of $31 million on the statement of income related to environmental compliance costs incurred from January 2009 through December 2010. APCo appealed the Virginia SCC decision to the Supreme Court of Virginia. In November 2012, the Supreme Court of Virginia issued an order which allowed APCo to recover an additional $6 million of 2009 and 2010 actual Environmental RAC costs and affirmed the portion of the November 2011 order that denied recovery of certain environmental costs. The Virginia SCC issued an order in December 2012 which permitted APCo to extend the current Environmental RAC surcharge for the months of February and March 2013 in order to collect the $6 million.

Generation Rate Adjustment Clause (Generation RAC)

In January 2012, the Virginia SCC issued a Generation RAC order which allowed APCo to recover $26 million annually, effective March 2012, related to recovery of the Dresden Plant. APCo filed with the Virginia SCC to continue the current Generation RAC rate to recover costs of the Dresden Plant through February 2014. In December 2012, the Virginia SCC granted APCo's application as filed and required APCo to submit a new Generation RAC filing in March 2013.

APCo IGCC Plant

As of December 31, 2012, APCo deferred for future recovery pre-construction IGCC costs of approximately $9 million applicable to its West Virginia jurisdiction, approximately $2 million applicable to its FERC jurisdiction and approximately $9 million applicable to its Virginia jurisdiction. If the costs are not recoverable, it would reduce future net income and cash flows and impact financial condition.

APCo's and WPCo's Expanded Net Energy Charge (ENEC) Filing

In March 2012, West Virginia passed securitization legislation, which allows the WVPSC to establish a regulatory framework to securitize certain deferred ENEC balances and other ENEC related assets. Also in March 2012, APCo and WPCo filed their ENEC application with the WVPSC for the fourth year of a four-year phase-in plan which requested no change in ENEC rates if the WVPSC issues a financing order allowing securitization of the under-recovered ENEC deferral and other ENEC-related assets. If the financing order is not issued, APCo and WPCo requested that recovery of these costs be allowed in current rates.

In July 2012, the WVPSC issued an order that approved a settlement agreement which recommended no change in total ENEC rates but reflected a $24 million increase in the construction surcharge and a $24 million decrease in ENEC rates. In August 2012, APCo and WPCo filed with the WVPSC a request for a financing order to securitize a total of $422 million related to the December 2011 under-recovered ENEC deferral balance including other ENEC-related assets of $13 million and related future financing costs of $7 million. Upon completion of the securitization, APCo would offset its current ENEC rates by an amount to recover the securitized balance over the securitization period. In January 2013, intervenors filed testimony that recommended securitization of approximately $370 million. The differences between APCo's and WPCo's request and the intervenors' testimony represent previously approved ENEC-related deferred amounts being recovered in the ENEC over extended periods, various amounts deferred subsequent to the 2011 securitization period and related future securitization financing costs. As of December 31, 2012, APCo's ENEC under-recovery balance of $299 million, net of 2012 over-recovery, was recorded in Regulatory Assets on the balance sheet, excluding $4 million of unrecognized equity carrying costs and $12 million of other ENEC-related assets. APCo and WPCo are currently in settlement discussions with intervenors.

PSO Rate Matters

PSO 2008 Fuel and Purchased Power

In 2009, the OCC initiated a proceeding to review PSO's fuel and purchased power adjustment clause for the calendar year 2008 and also initiated a prudence review of the related costs. In October 2012, the OCC issued a final order that found PSO's fuel and purchased power costs were prudently incurred without any disallowance and that PSO's shareholder's portion of off-system sales margins would remain at 25%.

Oklahoma Environmental Compliance Plan

In September 2012, PSO filed an environmental compliance plan with the OCC reflecting the retirement of Northeastern Station (NES) Unit 4 in 2016 and additional environmental controls on NES Unit 3 to continue operations through 2026. The plan requested approval for (a) cost recovery through base rates by 2026 of an estimated $256 million of new environmental investment that will be incurred prior to 2016 at NES Unit 3, (b) cost recovery through 2026 of NES Units 3 and 4 net book value (combined net book value of the two units is $234 million as of December 31, 2012), (c) cost recovery through base rates of an estimated $83 million of new investment incurred through 2016 at various gas units and (d) a new 15-year purchase power agreement (PPA) with a nonaffiliated entity, effective in 2016, with cost recovery through a rider, including an annual earnings component of $3 million. Although the environmental compliance plan does not seek to put any new costs into rates at this time, PSO anticipates seeking cost recovery when filing its next base rate case, which is expected to occur no later than 2014.

In January 2013, testimony filed by the OCC staff and the Oklahoma Office of the Attorney General generally agreed with PSO's plan, although they recommended no earnings component on the PPA and to delay final decisions on parts of the plan including cost recovery of NES Unit 3 and any increases in fuel costs due to reductions in the output of energy from NES Unit 3 beginning in 2021. The testimony recommended that cost recovery could extend past 2026 on parts of the plan and recommended a $175 million cost cap on NES Unit 3 environmental investment.

Also, an intervenor representing some of PSO's large industrial users opposed virtually all of PSO's plan, including recommending no cost recovery of NES Units 3 and 4 book value amounts not recovered at the time of their retirement and no recovery of the PPA costs, including earnings on the PPA. A hearing is scheduled for April 2013.

I&M Rate Matters

2011 Indiana Base Rate Case

In September 2011, I&M filed a request with the IURC for a net annual increase in Indiana base rates of $149 million based upon a return on common equity of 11.15%. The $149 million net annual increase reflects an increase in base rates of $178 million offset by proposed corresponding reductions of $13 million to the off-system sales sharing rider, $9 million to the PJM cost rider and $7 million to the clean coal technology rider rates. The request included an increase in depreciation rates that would result in an increase of approximately $25 million in annual depreciation expense. Included in the depreciation rates increase was a decrease in the average remaining life of Tanners Creek Plant to account for the change in the retirement date of Tanners Creek Plant, Units 1-3 from 2020 to 2014. In May 2012, I&M filed rebuttal testimony which changed the retirement date for Tanners Creek Plant, Units 1-3 to 2015 and supported an increase of $170 million in base rates, excluding reductions to certain riders.

In February 2013, the IURC issued an order that granted an $85 million annual increase in base rates based upon a return on common equity of 10.2%, effective March 2013. The $85 million annual increase in base rates will be offset by corresponding reductions of $5 million to the off-system sales sharing rider, $11 million to the PJM cost rider and $7 million to the clean coal technology rider rates. The IURC granted the requested increase in depreciation rates, modified the shareholder's portion of off-system sales margins to 50% below and above the $27 million imbedded in base rates, established a capacity tracker and established a major storm damage restoration reserve.

Cook Plant Life Cycle Management Project

In April and May 2012, I&M filed a petition with the IURC and the MPSC, respectively, for approval of the Cook Plant Life Cycle Management Project (LCM Project), which consists of a group of capital projects to ensure the safe and reliable operations of the Cook Plant through its licensed life. The estimated cost of the LCM Project is $1.2 billion to be incurred through 2018, excluding AFUDC.

In Indiana, I&M requested recovery of certain project costs, including interest, through a new rider effective January 2013. In Michigan, I&M requested that the MPSC approve a Certificate of Need and authorize I&M to defer, on an interim basis, incremental depreciation and related property tax costs, including interest, along with study, analysis and development costs until the applicable LCM costs are included in I&M's base rates. As of December 31, 2012, I&M has incurred $176 million related to the LCM Project, including AFUDC.

In August 2012, intervenors filed testimony in Indiana. The Indiana Michigan Power Company Industrial Group recommended that I&M recover $229 million in a rider with the remaining costs to be requested in future base rate cases. The Indiana Office of Utility Consumer Counselor (OUCC) recommended a maximum of $408 million of LCM project costs be recovered in a rider, and a maximum of $299 million for projects the OUCC believes are not related to LCM to be recovered in future base rates. The IURC held a hearing in January 2013.

In January 2013, the MPSC approved a Certificate of Need (CON) for the LCM Project with total costs of $851 million (Michigan jurisdictional share is approximately 15%) for the period 2013 through 2018. The order provided that depreciation, property taxes and a return using the overall rate of return approved in I&M's last Michigan base rate case related to the 2013 through 2018 LCM Project costs can be deferred until these costs are included in rates. The order excluded from the CON $176 million of LCM costs spent prior to 2013 as $39 million was included in the determination of Michigan base rates, effective April 2012, and the remaining $137 million in CWIP will be requested in a future base rate case. The order also excluded $142 million of future LCM costs, which if incurred, will be requested in a future base rate case. Under Michigan law, the approved CON amount is eligible for a cost increase allowance of 10%, up to $85 million, of the approved project costs in the event project costs exceed the approved level of costs.

If I&M is not ultimately permitted to recover its LCM Project costs, it would reduce future net income and cash flows and impact financial condition.

Rockport Plant Environmental Controls

I&M filed an application with the IURC seeking approval of a Certificate of Public Convenience and Necessity (CPCN) to retrofit one unit at its Rockport Plant with environmental controls estimated to cost $1.4 billion to comply with new requirements. AEGCo and I&M jointly own Unit 1 and jointly lease Unit 2 of the Rockport Plant. I&M is also evaluating options related to the maturity of the lease for Rockport Plant Unit 2 in 2022 and continues to investigate alternative compliance technologies for these units as part of its overall compliance strategy. As of December 31, 2012, we have incurred $71 million related to these environmental controls, including AFUDC. If we are not ultimately permitted to recover our incurred costs, it would reduce future net income and cash flows.

In February 2013, I&M filed a motion with the IURC to dismiss its request for approval of a CPCN for environmental controls after modification to the NSR consent decree. Under the terms of the NSR consent decree modification, the units of Rockport Plant will be equipped with dry sorbent injection systems in 2015 and have options to retrofit additional SO2 controls, refuel, repower or retire in 2025 and 2028.

KPCo Rate Matters

Plant Transfer

In October 2012, the AEP East Companies submitted several filings with the FERC. See the “Corporate Separation and Termination of Interconnection Agreement” section of FERC Rate Matters. In December 2012, KPCo filed a request with the KPSC for approval to transfer at net book value to KPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity presently owned by OPCo. If the transfer is approved, KPCo anticipates seeking cost recovery when filing its next base rate case. In addition, KPCo announced its plan to retire Big Sandy Plant, Unit 2 in early 2015, subject to regulatory approval, and its intention to study the conversion of Big Sandy Plant, Unit 1 to burn natural gas instead of coal.

Big Sandy Plant, Unit 2 FGD System

In May 2012, KPCo withdrew its application to the KPSC seeking approval of a Certificate of Public Convenience and Necessity to retrofit Big Sandy Plant, Unit 2 with a dry FGD system. As part of the Mitchell Plant transfer filing discussed above, KPCo requested costs related to the FGD project be established as a regulatory asset and recovered in KPCo's next base rate case. As of December 31, 2012, KPCo has incurred $29 million related to the FGD project, which is recorded in Deferred Charges and Other Noncurrent Assets on the balance sheet. If KPCo is not ultimately permitted to recover its incurred costs, it would reduce future net income and cash flows.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund

In 2004, AEP eliminated transaction-based through-and-out transmission service charges and collected, at the FERC's direction, load-based charges, referred to as RTO SECA through March 2006. Intervenors objected and the FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East Companies recognized gross SECA revenues of $220 million. In 2006, a FERC Administrative Law Judge issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supported AEP's position and required a compliance filing. In August 2010, the affected companies, including the AEP East Companies, filed a compliance filing with the FERC. The AEP East Companies provided reserves for net refunds for SECA settlements. The AEP East Companies settled with various parties prior to the FERC compliance filing and entered into additional settlements subsequent to the compliance filing being filed at the FERC. Based on the analysis of the May 2010 order, the compliance filing and recent settlements, management believes that the reserve is adequate to pay the refunds, including interest, and any remaining exposure beyond the reserve is immaterial.

Corporate Separation and Termination of Interconnection Agreement

In October 2012, the AEP East Companies submitted several filings with the FERC seeking approval to fully separate OPCo's generation assets from its distribution and transmission operations. The filings requested approval to transfer at net book value approximately 9,200 MW of OPCo-owned generation assets to a new wholly-owned company, AEPGenCo. The AEP East Companies also requested FERC approval to transfer at net book value OPCo's current two-thirds ownership (867 MW) in Amos Plant, Unit 3 to APCo and transfer at net book value OPCo's Mitchell Plant to APCo and KPCo in equal one-half interests (780 MW each). Additionally, the AEP East Companies asked the FERC to terminate the existing Interconnection Agreement and approve a Power Coordination Agreement among APCo, I&M and KPCo. Intervenors have opposed several of these filings. The AEP East Companies have responded and continue to pursue approvals from the FERC. A decision from the FERC is expected in mid-2013.

Similar filings have been made at the KPSC, the Virginia SCC and the WVPSC. See the “Plant Transfers” section of APCo and WPCo Rate Matters and the “Plant Transfer” section of KPCo Rate Matters.

Appalachian Power Co [Member]
Rate Matters

Plant Transfers

In October 2012, the AEP East Companies submitted several filings with the FERC. See the “Corporate Separation and Termination of Interconnection Agreement” section of FERC Rate Matters. In December 2012, APCo and WPCo filed requests with the Virginia SCC and the WVPSC for approval to transfer at net book value to APCo a two-thirds interest in Amos Plant, Unit 3 and a one-half interest in the Mitchell Plant, comprising 1,647 MW of average annual generating capacity presently owned by OPCo. Hearings at the Virginia SCC and the WVPSC are scheduled for April 2013 and July 2013, respectively. If the transfers are approved, APCo and WPCo anticipate seeking cost recovery when they file their next base rate cases.

Virginia Fuel Filing

In April 2012, APCo filed an application with the Virginia SCC for an annual increase in fuel revenues of $117 million to be effective June 2012. The filing included forecasted costs for the 15-month period ended August 2013 and requested recovery of APCo's anticipated unrecovered fuel balance as of May 2012 over a two-year period commencing in June 2012. The non-incremental portion of APCo's forecasted and deferred wind purchased power costs were reflected in APCo's filing. In June 2012, the Virginia SCC approved the application as filed.

Environmental Rate Adjustment Clause (Environmental RAC)

In November 2011, the Virginia SCC issued an order which approved APCo's Environmental RAC recovery of $30 million to be collected over one year beginning in February 2012 but denied recovery of certain environmental costs. As a result, in 2011, APCo recorded a pretax write-off of $31 million on the statement of income related to environmental compliance costs incurred from January 2009 through December 2010. APCo appealed the Virginia SCC decision to the Supreme Court of Virginia. In November 2012, the Supreme Court of Virginia issued an order which allowed APCo to recover an additional $6 million of 2009 and 2010 actual Environmental RAC costs and affirmed the portion of the November 2011 order that denied recovery of certain environmental costs. The Virginia SCC issued an order in December 2012 which permitted APCo to extend the current Environmental RAC surcharge for the months of February and March 2013 in order to collect the $6 million.

Generation Rate Adjustment Clause (Generation RAC)

In January 2012, the Virginia SCC issued a Generation RAC order which allowed APCo to recover $26 million annually, effective March 2012, related to recovery of the Dresden Plant. APCo filed with the Virginia SCC to continue the current Generation RAC rate to recover costs of the Dresden Plant through February 2014. In December 2012, the Virginia SCC granted APCo's application as filed and required APCo to submit a new Generation RAC filing in March 2013.

APCo IGCC Plant

As of December 31, 2012, APCo deferred for future recovery pre-construction IGCC costs of approximately $9 million applicable to its West Virginia jurisdiction, approximately $2 million applicable to its FERC jurisdiction and approximately $9 million applicable to its Virginia jurisdiction. If the costs are not recoverable, it would reduce future net income and cash flows and impact financial condition.

APCo's and WPCo's Expanded Net Energy Charge (ENEC) Filing

In March 2012, West Virginia passed securitization legislation, which allows the WVPSC to establish a regulatory framework to securitize certain deferred ENEC balances and other ENEC related assets. Also in March 2012, APCo and WPCo filed their ENEC application with the WVPSC for the fourth year of a four-year phase-in plan which requested no change in ENEC rates if the WVPSC issues a financing order allowing securitization of the under-recovered ENEC deferral and other ENEC-related assets. If the financing order is not issued, APCo and WPCo requested that recovery of these costs be allowed in current rates.

In July 2012, the WVPSC issued an order that approved a settlement agreement which recommended no change in total ENEC rates but reflected a $24 million increase in the construction surcharge and a $24 million decrease in ENEC rates. In August 2012, APCo and WPCo filed with the WVPSC a request for a financing order to securitize a total of $422 million related to the December 2011 under-recovered ENEC deferral balance including other ENEC-related assets of $13 million and related future financing costs of $7 million. Upon completion of the securitization, APCo would offset its current ENEC rates by an amount to recover the securitized balance over the securitization period. In January 2013, intervenors filed testimony that recommended securitization of approximately $370 million. The differences between APCo's and WPCo's request and the intervenors' testimony represent previously approved ENEC-related deferred amounts being recovered in the ENEC over extended periods, various amounts deferred subsequent to the 2011 securitization period and related future securitization financing costs. As of December 31, 2012, APCo's ENEC under-recovery balance of $299 million, net of 2012 over-recovery, was recorded in Regulatory Assets on the balance sheet, excluding $4 million of unrecognized equity carrying costs and $12 million of other ENEC-related assets. APCo and WPCo are currently in settlement discussions with intervenors.

2. RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. The Registrant Subsidiaries' recent significant rate orders and pending rate filings are addressed in this note.

APCo Rate Matters

WPCo Merger with APCo

In December 2011, APCo and WPCo filed an application with the WVPSC requesting approval to merge WPCo into APCo. In December 2012, APCo and WPCo filed merger applications with the Virginia SCC and the FERC. A hearing at the Virginia SCC is scheduled for April 2013.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund – Affecting APCo, I&M and OPCo

In 2004, AEP eliminated transaction-based through-and-out transmission service charges and collected, at the FERC's direction, load-based charges, referred to as RTO SECA through March 2006. Intervenors objected and the FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East Companies recognized gross SECA revenues of $220 million. APCo's, I&M's and OPCo's portions of recognized gross SECA revenues are as follows:

Company	(in millions)
APCo	$70.2
I&M	41.3
OPCo	92.1

In 2006, a FERC Administrative Law Judge issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supported AEP's position and required a compliance filing. In August 2010, the affected companies, including the AEP East Companies, filed a compliance filing with the FERC. The AEP East Companies provided reserves for net refunds for SECA settlements. The AEP East Companies settled with various parties prior to the FERC compliance filing and entered into additional settlements subsequent to the compliance filing being filed at the FERC. Based on the analysis of the May 2010 order, the compliance filing and recent settlements, management believes that the reserve is adequate to pay the refunds, including interest, and any remaining exposure beyond the reserve is immaterial.

Corporate Separation and Termination of Interconnection Agreement – Affecting APCo, I&M and OPCo

In October 2012, the AEP East Companies submitted several filings with the FERC seeking approval to fully separate OPCo's generation assets from its distribution and transmission operations. The filings requested approval to transfer at net book value approximately 9,200 MW of OPCo-owned generation assets to a new wholly-owned company, AEPGenCo. The AEP East Companies also requested FERC approval to transfer at net book value OPCo's current two-thirds ownership (867 MW) in Amos Plant, Unit 3 to APCo and transfer at net book value OPCo's Mitchell Plant to APCo and KPCo in equal one-half interests (780 MW each). Additionally, the AEP East Companies asked the FERC to terminate the existing Interconnection Agreement and approve a Power Coordination Agreement among APCo, I&M and KPCo. Intervenors have opposed several of these filings. The AEP East Companies have responded and continue to pursue approvals from the FERC. A decision from the FERC is expected in mid-2013. Similar filings have been made at the Virginia SCC and the WVPSC. See the “Plant Transfers” section of APCo Rate Matters.

If APCo and/or I&M experience decreases in revenues or increases in expenses as a result of changes to its relationship with affiliates and is unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows.

Indiana Michigan Power Co [Member]
Rate Matters

I&M Rate Matters

2011 Indiana Base Rate Case

In September 2011, I&M filed a request with the IURC for a net annual increase in Indiana base rates of $149 million based upon a return on common equity of 11.15%. The $149 million net annual increase reflects an increase in base rates of $178 million offset by proposed corresponding reductions of $13 million to the off-system sales sharing rider, $9 million to the PJM cost rider and $7 million to the clean coal technology rider rates. The request included an increase in depreciation rates that would result in an increase of approximately $25 million in annual depreciation expense. Included in the depreciation rates increase was a decrease in the average remaining life of Tanners Creek Plant to account for the change in the retirement date of Tanners Creek Plant, Units 1-3 from 2020 to 2014. In May 2012, I&M filed rebuttal testimony which changed the retirement date for Tanners Creek Plant, Units 1-3 to 2015 and supported an increase of $170 million in base rates, excluding reductions to certain riders.

In February 2013, the IURC issued an order that granted an $85 million annual increase in base rates based upon a return on common equity of 10.2%, effective March 2013. The $85 million annual increase in base rates will be offset by corresponding reductions of $5 million to the off-system sales sharing rider, $11 million to the PJM cost rider and $7 million to the clean coal technology rider rates. The IURC granted the requested increase in depreciation rates, modified the shareholder's portion of off-system sales margins to 50% below and above the $27 million imbedded in base rates, established a capacity tracker and established a major storm damage restoration reserve.

Cook Plant Life Cycle Management Project

In April and May 2012, I&M filed a petition with the IURC and the MPSC, respectively, for approval of the Cook Plant Life Cycle Management Project (LCM Project), which consists of a group of capital projects to ensure the safe and reliable operations of the Cook Plant through its licensed life. The estimated cost of the LCM Project is $1.2 billion to be incurred through 2018, excluding AFUDC.

In Indiana, I&M requested recovery of certain project costs, including interest, through a new rider effective January 2013. In Michigan, I&M requested that the MPSC approve a Certificate of Need and authorize I&M to defer, on an interim basis, incremental depreciation and related property tax costs, including interest, along with study, analysis and development costs until the applicable LCM costs are included in I&M's base rates. As of December 31, 2012, I&M has incurred $176 million related to the LCM Project, including AFUDC.

In August 2012, intervenors filed testimony in Indiana. The Indiana Michigan Power Company Industrial Group recommended that I&M recover $229 million in a rider with the remaining costs to be requested in future base rate cases. The Indiana Office of Utility Consumer Counselor (OUCC) recommended a maximum of $408 million of LCM project costs be recovered in a rider, and a maximum of $299 million for projects the OUCC believes are not related to LCM to be recovered in future base rates. The IURC held a hearing in January 2013.

In January 2013, the MPSC approved a Certificate of Need (CON) for the LCM Project with total costs of $851 million (Michigan jurisdictional share is approximately 15%) for the period 2013 through 2018. The order provided that depreciation, property taxes and a return using the overall rate of return approved in I&M's last Michigan base rate case related to the 2013 through 2018 LCM Project costs can be deferred until these costs are included in rates. The order excluded from the CON $176 million of LCM costs spent prior to 2013 as $39 million was included in the determination of Michigan base rates, effective April 2012, and the remaining $137 million in CWIP will be requested in a future base rate case. The order also excluded $142 million of future LCM costs, which if incurred, will be requested in a future base rate case. Under Michigan law, the approved CON amount is eligible for a cost increase allowance of 10%, up to $85 million, of the approved project costs in the event project costs exceed the approved level of costs.

If I&M is not ultimately permitted to recover its LCM Project costs, it would reduce future net income and cash flows and impact financial condition.

2. RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. The Registrant Subsidiaries' recent significant rate orders and pending rate filings are addressed in this note.

Rockport Plant Environmental Controls

I&M filed an application with the IURC seeking approval of a Certificate of Public Convenience and Necessity (CPCN) to retrofit one unit at its Rockport Plant with environmental controls estimated to cost $1.4 billion to comply with new requirements. AEGCo and I&M jointly own Unit 1 and jointly lease Unit 2 of the Rockport Plant. I&M is also evaluating options related to the maturity of the lease for Rockport Plant Unit 2 in 2022 and continues to investigate alternative compliance technologies for these units as part of its overall compliance strategy. As of December 31, 2012, I&M has incurred $36 million related to these environmental controls, including AFUDC. If I&M is not ultimately permitted to recover its incurred costs, it would reduce future net income and cash flows.

In February 2013, I&M filed a motion with the IURC to dismiss its request for approval of a CPCN for environmental controls after modification to the NSR consent decree. Under the terms of the NSR consent decree modification, the units of Rockport Plant will be equipped with dry sorbent injection systems in 2015 and have options to retrofit additional SO2 controls, refuel, repower or retire in 2025 and 2028.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund – Affecting APCo, I&M and OPCo

In 2004, AEP eliminated transaction-based through-and-out transmission service charges and collected, at the FERC's direction, load-based charges, referred to as RTO SECA through March 2006. Intervenors objected and the FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East Companies recognized gross SECA revenues of $220 million. APCo's, I&M's and OPCo's portions of recognized gross SECA revenues are as follows:

Company	(in millions)
APCo	$70.2
I&M	41.3
OPCo	92.1

In 2006, a FERC Administrative Law Judge issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supported AEP's position and required a compliance filing. In August 2010, the affected companies, including the AEP East Companies, filed a compliance filing with the FERC. The AEP East Companies provided reserves for net refunds for SECA settlements. The AEP East Companies settled with various parties prior to the FERC compliance filing and entered into additional settlements subsequent to the compliance filing being filed at the FERC. Based on the analysis of the May 2010 order, the compliance filing and recent settlements, management believes that the reserve is adequate to pay the refunds, including interest, and any remaining exposure beyond the reserve is immaterial.

Corporate Separation and Termination of Interconnection Agreement – Affecting APCo, I&M and OPCo

In October 2012, the AEP East Companies submitted several filings with the FERC seeking approval to fully separate OPCo's generation assets from its distribution and transmission operations. The filings requested approval to transfer at net book value approximately 9,200 MW of OPCo-owned generation assets to a new wholly-owned company, AEPGenCo. The AEP East Companies also requested FERC approval to transfer at net book value OPCo's current two-thirds ownership (867 MW) in Amos Plant, Unit 3 to APCo and transfer at net book value OPCo's Mitchell Plant to APCo and KPCo in equal one-half interests (780 MW each). Additionally, the AEP East Companies asked the FERC to terminate the existing Interconnection Agreement and approve a Power Coordination Agreement among APCo, I&M and KPCo. Intervenors have opposed several of these filings. The AEP East Companies have responded and continue to pursue approvals from the FERC. A decision from the FERC is expected in mid-2013. Similar filings have been made at the Virginia SCC and the WVPSC. See the “Plant Transfers” section of APCo Rate Matters.

If APCo and/or I&M experience decreases in revenues or increases in expenses as a result of changes to its relationship with affiliates and is unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows.

Ohio Power Co [Member]
Rate Matters

OPCo Rate Matters

Ohio Electric Security Plan Filing

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. OPCo collected the 2009 annualized revenue increase over the last nine months of 2009. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018. The PUCO's March 2009 order was appealed to the Supreme Court of Ohio, which issued an opinion and remanded certain issues back to the PUCO.

In October 2011, the PUCO issued an order in the remand proceeding. As a result, OPCo ceased collection of POLR billings in November 2011 and recorded a write-off in 2011 related to POLR collections for the period June 2011 through October 2011. In February 2012, the Ohio Consumers' Counsel and the IEU filed appeals of that order with the Supreme Court of Ohio challenging various issues, including the PUCO's refusal to order retrospective relief concerning the POLR charges collected during 2009 – 2011 and various aspects of the approved environmental carrying charge, which, if ordered, could reduce OPCo's net deferred fuel costs up to the total balance. As of December 31, 2012, OPCo's net deferred fuel balance was $519 million, excluding unrecognized equity carrying costs. A decision from the Supreme Court of Ohio is pending.

In January 2011, the PUCO issued an order on the 2009 SEET filing, which resulted in a write-off in 2010 and a subsequent refund to customers during 2011. The IEU and the Ohio Energy Group filed appeals with the Supreme Court of Ohio challenging the PUCO's SEET decision. In December 2012, the Supreme Court of Ohio issued an order which rejected all of the intervenors' challenges and affirmed the PUCO decision.

The 2009 SEET order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another similar project by the end of 2013.

In July 2011, OPCo filed its 2010 SEET filing with the PUCO based upon the approach in the PUCO's 2009 order. Subsequent testimony and legal briefs from intervenors recommended a refund of up to $62 million of 2010 earnings, which included off-system sales in the SEET calculation. In December 2011, the PUCO staff filed testimony that recommended a $23 million refund of 2010 earnings. OPCo provided a reserve based upon management's estimate of the probable amount for a PUCO ordered SEET refund. OPCo is required to file its 2011 SEET filing with the PUCO on a separate CSPCo and OPCo company basis. The PUCO approved OPCo's request to file the 2011 SEET one month after the PUCO issues an order on the 2010 SEET. Management does not currently believe that there were significantly excessive earnings in 2011 for either CSPCo or OPCo and in 2012 for OPCo.

Management is unable to predict the outcome of the unresolved litigation discussed above. If these proceedings result in adverse rulings, it could reduce future net income and cash flows and impact financial condition.

January 2012 – May 2016 ESP as Rejected by the PUCO

In December 2011, the PUCO approved an ESP modified stipulation which established a SSO pricing for generation. Various parties filed for rehearing with the PUCO requesting that the PUCO reconsider adoption of the modified stipulation. In February 2012, the PUCO issued an entry on rehearing which rejected the modified stipulation and ordered a return to the 2011 ESP rates. Those rates remained in effect until the new ESP was approved in August 2012. See the “June 2012 – May 2015 ESP Including Capacity Charge” section below.

As a result of the PUCO's rejection of the modified stipulation, OPCo reversed a $35 million obligation to contribute to the Partnership with Ohio and the Ohio Growth Fund and an $8 million regulatory asset for 2011 storm damage, both originally recorded in 2011.

As directed by the February 2012 order, OPCo filed revised tariffs with the PUCO to implement the provisions of the 2011 ESP. Included in the revised tariffs was the Phase-In Recovery Rider (PIRR) to recover deferred fuel costs as authorized under the 2009 – 2011 ESP order. In March 2012, the PUCO issued an order that directed OPCo to file new revised tariffs removing the PIRR and stated that its recovery would be addressed in a future proceeding. OPCo implemented the new revised tariffs in March 2012. In March 2012, OPCo resumed recording a weighted average cost of capital return on the deferred fuel balance in accordance with the 2009 - 2011 ESP order. OPCo also filed a request for rehearing of the March 2012 order relating to the PIRR, which the PUCO denied but provided that all of the substantive concerns and issues raised would be addressed in a separate PIRR docket.

In August 2012, the PUCO ordered implementation of PIRR rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. The August 2012 order was upheld on rehearing by the PUCO in October 2012. In November 2012, OPCo filed an appeal at the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated ESP order, which granted a weighted average cost of capital rate. The IEU and the Ohio Consumers' Counsel also filed appeals at the Supreme Court of Ohio in November 2012 arguing that the PUCO should have reduced the deferred fuel balance to reflect the prior “improper” collection of POLR revenues and reduced carrying costs due to an accumulated deferred income tax credit. See the “2009 – 2011 ESP” section above. These appeals could reduce OPCo's net deferred fuel balance up to the total balance, which would reduce future net income and cash flows. A decision from the Supreme Court of Ohio is pending.

June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that establishes base generation rates through May 2015, adopted a 12% earnings threshold for the SEET and allowed the continuation of the fuel adjustment clause. Further, the ESP established a non-bypassable Distribution Investment Rider effective September 2012 through May 2015 to recover, with certain caps, post-August 2010 distribution investment. The ESP also maintained recovery of several previous ESP riders and required OPCo to contribute $2 million per year during the ESP to the Ohio Growth Fund. In addition, the PUCO approved a storm damage recovery mechanism.

As part of the ESP decision, the PUCO ordered OPCo to conduct an energy-only auction for 10% of the SSO load with delivery beginning six months after the receipt of final orders in both the ESP and corporate separation cases and extending through May 2015. The PUCO also ordered OPCo to conduct energy-only auctions for an additional 50% of the SSO load with delivery beginning June 2014 through May 2015 and for the remaining 40% of the SSO load for delivery from January 2015 through May 2015. OPCo will conduct energy and capacity auctions for its entire SSO load for delivery starting in June 2015.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the Reliability Pricing Model (RPM) price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day. The RPM price is approximately $20/MW day through May 2013. In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio.

As part of the August 2012 PUCO ESP order, the PUCO established a non-bypassable Retail Stability Rider (RSR), effective September 2012. The RSR is intended to provide approximately $500 million over the ESP period and will be collected from customers at $3.50/MWh through May 2014 and $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the deferred capacity costs. As of December 31, 2012, OPCo recorded $66 million of incurred deferred capacity costs, including debt carrying costs, in Regulatory Assets on the balance sheet. In August 2012, the IEU filed an action with the Supreme Court of Ohio stating, among other things, that OPCo's collection of its capacity costs is illegal. In September 2012, OPCo and the PUCO filed motions to dismiss the IEU's action. If OPCo is ultimately not permitted to fully collect its deferred capacity costs, it would reduce future net income and cash flows and impact financial condition. A decision from the Supreme Court of Ohio is pending.

In January 2013, the PUCO issued its Order on Rehearing for the ESP which generally upheld its August 2012 order including the implementation of the RSR. The PUCO clarified that a final reconciliation of revenues and costs would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket. If OPCo is ultimately not permitted to fully collect its ESP rates, including the RSR, it would reduce future net income and cash flows and impact financial condition.

2011 Ohio Distribution Base Rate Case

In December 2011, the PUCO approved a stipulation which provided for no change in distribution rates and a new rider for a $15 million annual credit to residential ratepayers due principally to the inclusion of the rate base distribution investment in the Distribution Investment Rider (DIR) as approved in December 2011 by the modified stipulation in the ESP proceeding. However, when the February 2012 PUCO order rejected the ESP modified stipulation, collection of the DIR terminated. In August 2012, the PUCO approved a new DIR as part of the June 2012 – May 2015 ESP proceeding. The DIR is capped at $86 million in 2012, $104 million in 2013, $124 million in 2014 and $52 million for the period January through May 2015, for a total of $366 million.

Storm Damage Recovery Rider (SDRR)

In December 2012, OPCo submitted an application with the PUCO to establish initial SDRR rates. The SDRR seeks recovery of 2012 incremental storm distribution expenses over twelve months starting with the effective date of the SDRR as approved by the PUCO. If the PUCO extends recovery beyond twelve months and/or does not commence cost recovery by April 2013, OPCo requested approval of a weighted average cost of capital carrying charge, effective April 2013. As of December 31, 2012, OPCo recorded $62 million in Regulatory Assets on the balance sheet related to 2012 storm damage. If OPCo is not ultimately permitted to recover these storm costs, it would reduce future net income and cash flows and impact financial condition.

2009 Fuel Adjustment Clause Audit

The PUCO selected an outside consultant to conduct an audit of OPCo's FAC for 2009. The outside consultant provided its audit report to the PUCO. In January 2012, the PUCO ordered that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo's under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. OPCo recorded a $30 million net favorable adjustment on the statement of income in the second quarter of 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers. Management is unable to predict the outcome of any future consultant recommendation. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant's review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

In August 2012, intervenors filed with the Supreme Court of Ohio claiming the settlement credit ordered by the PUCO should have reflected the remaining gain not already flowed through the FAC with carrying charges, which, if ordered, would be $35 million plus carrying charges. If the Supreme Court of Ohio ultimately determines that additional amounts should benefit ratepayers, it could reduce future net income and cash flows and impact financial condition.

2010 and 2011 Fuel Adjustment Clause Audits

The PUCO-selected outside consultant issued its 2010 and 2011 FAC audit reports which included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balance and determine whether the carrying costs on the balance should be net of accumulated income taxes. As of December 31, 2012, the amount of OPCo's carrying costs that could potentially be reduced due to the accumulated income tax issue is estimated to be approximately $36 million, including $19 million of unrecognized equity carrying costs. These amounts include the carrying costs exposure of the 2009 FAC audit, which has been appealed by an intervenor to the Supreme Court of Ohio. Decisions from the PUCO are pending. Management is unable to predict the outcome of these proceedings. If the PUCO orders result in a reduction to the FAC deferral, it would reduce future net income and cash flows and impact financial condition.

Ormet Interim Arrangement

OPCo and Ormet, a large aluminum company, filed an application with the PUCO for approval of an interim arrangement governing the provision of generation service to Ormet. This interim arrangement was approved by the PUCO and was effective from January 2009 through September 2009. In March 2009, the PUCO approved a FAC in the ESP filing and the FAC aspect of the ESP order was upheld by the Supreme Court of Ohio. The approval of the FAC as part of the ESP, together with the PUCO approval of the interim arrangement, provided the basis to record a regulatory asset for the difference between the approved market price and the rate paid by Ormet. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. In November 2009, OPCo requested that the PUCO approve recovery of the deferral under the interim agreement plus a weighted average cost of capital carrying charge. The deferral amount is included in OPCo's FAC phase-in deferral balance. In the 2009 – 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related regulatory asset and requested that the PUCO prevent OPCo from collecting the Ormet-related revenues in the future. The PUCO did not take any action on this request. The intervenors raised the issue again in response to OPCo's November 2009 filing to approve recovery of the deferral under the interim agreement. This issue remains pending before the PUCO. If OPCo is not ultimately permitted to fully recover its requested deferrals under the interim arrangement, it would reduce future net income and cash flows and impact financial condition.

Special Rate Mechanism for Ormet

In October 2012, the PUCO issued an order approving a delayed payment plan for Ormet of its October and November 2012 power billings totaling $27 million to be paid in equal monthly installment over the period January 2014 to May 2015 without interest. In the event Ormet does not pay the $27 million, the PUCO permitted OPCo to recover the unpaid balance, up to $20 million, in the economic development rider. To the extent unpaid amounts exceed $20 million, it will reduce future net income and cash flows.

Ohio IGCC Plant

In March 2005, OPCo filed an application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. As of December 31, 2012, OPCo has collected $24 million in pre-construction costs authorized in a June 2006 PUCO order. Intervenors have filed motions with the PUCO requesting all collected pre-construction costs be refunded to Ohio ratepayers with interest.

Management cannot predict the outcome of these proceedings concerning the Ohio IGCC plant or what effect, if any, these proceedings would have on future net income and cash flows. However, if OPCo is required to refund pre-construction costs collected, it could reduce future net income and cash flows and impact financial condition.

2. RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. The Registrant Subsidiaries' recent significant rate orders and pending rate filings are addressed in this note.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation of OPCo's generation assets including the transfer of OPCo's generation assets at net book value to AEPGenCo. AEPGenCo will also assume the associated generation liabilities. In December 2012, the PUCO granted the IEU and Ohio Consumers' Counsel requests for rehearing for the purpose of further consideration and those requests remain pending.

Also in October 2012, filings at the FERC were submitted related to corporate separation. See the “Corporate Separation and Termination of Interconnection Agreement” section below under FERC Rate Matters.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund – Affecting APCo, I&M and OPCo

In 2004, AEP eliminated transaction-based through-and-out transmission service charges and collected, at the FERC's direction, load-based charges, referred to as RTO SECA through March 2006. Intervenors objected and the FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East Companies recognized gross SECA revenues of $220 million. APCo's, I&M's and OPCo's portions of recognized gross SECA revenues are as follows:

Company	(in millions)
APCo	$70.2
I&M	41.3
OPCo	92.1

In 2006, a FERC Administrative Law Judge issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supported AEP's position and required a compliance filing. In August 2010, the affected companies, including the AEP East Companies, filed a compliance filing with the FERC. The AEP East Companies provided reserves for net refunds for SECA settlements. The AEP East Companies settled with various parties prior to the FERC compliance filing and entered into additional settlements subsequent to the compliance filing being filed at the FERC. Based on the analysis of the May 2010 order, the compliance filing and recent settlements, management believes that the reserve is adequate to pay the refunds, including interest, and any remaining exposure beyond the reserve is immaterial.

Corporate Separation and Termination of Interconnection Agreement – Affecting APCo, I&M and OPCo

In October 2012, the AEP East Companies submitted several filings with the FERC seeking approval to fully separate OPCo's generation assets from its distribution and transmission operations. The filings requested approval to transfer at net book value approximately 9,200 MW of OPCo-owned generation assets to a new wholly-owned company, AEPGenCo. The AEP East Companies also requested FERC approval to transfer at net book value OPCo's current two-thirds ownership (867 MW) in Amos Plant, Unit 3 to APCo and transfer at net book value OPCo's Mitchell Plant to APCo and KPCo in equal one-half interests (780 MW each). Additionally, the AEP East Companies asked the FERC to terminate the existing Interconnection Agreement and approve a Power Coordination Agreement among APCo, I&M and KPCo. Intervenors have opposed several of these filings. The AEP East Companies have responded and continue to pursue approvals from the FERC. A decision from the FERC is expected in mid-2013. Similar filings have been made at the Virginia SCC and the WVPSC. See the “Plant Transfers” section of APCo Rate Matters.

If APCo and/or I&M experience decreases in revenues or increases in expenses as a result of changes to its relationship with affiliates and is unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows.

Public Service Co of Oklahoma [Member]
Rate Matters

PSO Rate Matters

PSO 2008 Fuel and Purchased Power

In 2009, the OCC initiated a proceeding to review PSO's fuel and purchased power adjustment clause for the calendar year 2008 and also initiated a prudence review of the related costs. In October 2012, the OCC issued a final order that found PSO's fuel and purchased power costs were prudently incurred without any disallowance and that PSO's shareholder's portion of off-system sales margins would remain at 25%.

Oklahoma Environmental Compliance Plan

In September 2012, PSO filed an environmental compliance plan with the OCC reflecting the retirement of Northeastern Station (NES) Unit 4 in 2016 and additional environmental controls on NES Unit 3 to continue operations through 2026. The plan requested approval for (a) cost recovery through base rates by 2026 of an estimated $256 million of new environmental investment that will be incurred prior to 2016 at NES Unit 3, (b) cost recovery through 2026 of NES Units 3 and 4 net book value (combined net book value of the two units is $234 million as of December 31, 2012), (c) cost recovery through base rates of an estimated $83 million of new investment incurred through 2016 at various gas units and (d) a new 15-year purchase power agreement (PPA) with a nonaffiliated entity, effective in 2016, with cost recovery through a rider, including an annual earnings component of $3 million. Although the environmental compliance plan does not seek to put any new costs into rates at this time, PSO anticipates seeking cost recovery when filing its next base rate case, which is expected to occur no later than 2014.

In January 2013, testimony filed by the OCC staff and the Oklahoma Office of the Attorney General generally agreed with PSO's plan, although they recommended no earnings component on the PPA and to delay final decisions on parts of the plan including cost recovery of NES Unit 3 and any increases in fuel costs due to reductions in the output of energy from NES Unit 3 beginning in 2021. The testimony recommended that cost recovery could extend past 2026 on parts of the plan and recommended a $175 million cost cap on NES Unit 3 environmental investment.

Also, an intervenor representing some of PSO's large industrial users opposed virtually all of PSO's plan, including recommending no cost recovery of NES Units 3 and 4 book value amounts not recovered at the time of their retirement and no recovery of the PPA costs, including earnings on the PPA. A hearing is scheduled for April 2013.

2. RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. The Registrant Subsidiaries' recent significant rate orders and pending rate filings are addressed in this note.

Southwestern Electric Power Co [Member]
Rate Matters

SWEPCo Rate Matters

Turk Plant

SWEPCo constructed the Turk Plant, a new base load 600 MW pulverized coal ultra-supercritical generating unit in Arkansas, which was placed into service in December 2012. SWEPCo owns 73% (440 MW) of the Turk Plant and operates the completed facility. As of December 31, 2012, excluding costs attributable to its joint owners and a $62 million provision for a Texas capital costs cap, SWEPCo has capitalized approximately $1.7 billion of expenditures, including AFUDC and capitalized interest of $328 million and related transmission costs of $120 million.

The APSC granted approval for SWEPCo to build the Turk Plant by issuing a Certificate of Environmental Compatibility and Public Need (CECPN) for the 88 MW SWEPCo Arkansas jurisdictional share of the Turk Plant. Following an appeal by certain intervenors, the Arkansas Supreme Court issued a decision that reversed the APSC's grant of the CECPN. In June 2010, in response to the Arkansas Supreme Court's decision, the APSC issued an order which reversed and set aside the previously granted CECPN. This portion of the Turk Plant output is currently not subject to cost-based rate recovery and is being sold into the SPP market.

The PUCT approved a Certificate of Convenience and Necessity (CCN) for the Turk Plant with the following conditions: (a) a cap on the recovery of jurisdictional capital costs for the Turk Plant based on the previously estimated $1.522 billion projected construction cost, excluding AFUDC and related transmission costs, (b) a cap on recovery of annual CO2 emission costs at $28 per ton through the year 2030 and (c) a requirement to hold Texas ratepayers financially harmless from any adverse impact related to the Turk Plant not being fully subscribed to by other utilities or wholesale customers. SWEPCo appealed the PUCT's order contending the two cost cap restrictions are unlawful. The Texas Industrial Energy Consumers (TIEC) filed an appeal contending that the PUCT's grant of a conditional CCN for the Turk Plant should be revoked because the Turk Plant is unnecessary to serve retail customers. The Texas District Court and the Texas Court of Appeals affirmed the PUCT's order in all respects. In April 2012, SWEPCo and TIEC filed petitions for review at the Supreme Court of Texas. The Supreme Court of Texas has requested full briefing from the parties.

If SWEPCo cannot recover all of its investment and expenses related to the Turk Plant, it would reduce future net income and cash flows and impact financial condition.

2012 Texas Base Rate Case

In July 2012, SWEPCo filed a request with the PUCT to increase annual base rates by $83 million, primarily due to the Turk Plant, based upon an 11.25% return on common equity to be effective January 2013. The requested base rate increase included a return on and of the Texas jurisdictional share (approximately 33%) of the Turk Plant generation investment as of December 2011, total Turk Plant related estimated transmission investment costs and associated operation and maintenance costs. The filing also (a) increased depreciation expense due to the decrease in the average remaining life of the Welsh Plant to account for the change in the retirement date of the Welsh Plant Unit 2 from 2040 to 2016, (b) proposed increased vegetation management expenditures and (c) included a return on and of the Stall Unit as of December 2011 and associated operations and maintenance costs.

In September 2012, an Administrative Law Judge issued an order that granted the establishment of SWEPCo's existing rates as temporary rates beginning in late January 2013, subject to true-up to the final PUCT-approved rates.

In December 2012, several intervenors, including the PUCT staff, filed testimony that recommended an annual base rate increase between $16 million and $51 million based upon a return on common equity between 9.0% and 9.55%. In addition, two intervenors recommended that the Turk Plant be excluded from rate base. A decision from the PUCT is expected in the second quarter of 2013. If the PUCT does not approve full cost recovery of SWEPCo's assets, it would reduce future net income and cash flows and impact financial condition.

Louisiana 2012 Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and a hearing was conducted. The settlement provided that SWEPCo would increase Louisiana total rates by approximately $2 million annually, effective March 2013, consisting of an increase in base rates of approximately $85 million annually offset by a decrease in fuel rates of approximately $83 million annually. The proposed March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit, subject to refund based on the staff review of the cost of service and prudence review of the Turk Plant to be initiated by SWEPCo no later than May 2013. The settlement also provided that the LPSC will review base rates in 2014 and 2015 and that SWEPCo will recover all non-fuel Turk Plant costs and a full weighted-average cost of capital return on the Turk Plant portion of rate base beginning January 2013. A decision from the LPSC is expected in the first quarter of 2013.

Flint Creek Plant Environmental Controls

In February 2012, SWEPCo filed a petition with the APSC seeking a declaratory order to install environmental controls at the Flint Creek Plant to comply with the standards established by the CAA. The estimated cost of the project is $408 million, excluding AFUDC and company overheads. As a joint owner of the Flint Creek Plant, SWEPCo's portion of those costs is estimated at $204 million. As of December 31, 2012, SWEPCo has incurred $11 million related to this project, including AFUDC and company overheads. The APSC staff and the Sierra Club filed testimony that recommended the APSC deny the requested declaratory order. A hearing is scheduled for March 2013. If SWEPCo is not ultimately permitted to recover its incurred costs, it would reduce future net income and cash flows.

2. RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. Rate matters can have a material impact on net income, cash flows and possibly financial condition. The Registrant Subsidiaries' recent significant rate orders and pending rate filings are addressed in this note.

Louisiana 2010 Formula Rate Filing

In April 2010, SWEPCo filed its formula rate plan (FRP) which decreased annual Louisiana retail rates by $3 million effective August 2010, subject to refund. A settlement agreement was reached by the parties and orally approved by the LPSC in September 2012. A reserve recorded in the second quarter of 2012 was increased by an immaterial amount to cover the $3 million refund approved by the LPSC in the settlement agreement. The refund began in October 2012 and will occur over a twelve-month period.